Consolidated Statements Of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (698,946)		$ (1,397,095)	$ (1,272,911)
Adjustments to reconcile net loss to net cash used in operating activities:
Debt conversion inducement expense			890,000
Amortization of debt discount to interest expense	120,813		3,148
Stock-based compensation	140,448		314,705	1,030,004
Bad debt			8,788
Gain on derivative liability	57,415
Stock-based interest expense for debt modification	80,000
Change in operating assets and liabilities:
Accounts receivable	66,826		8,788
Prepaid expenses and other current assets			(8,262)	10,800
Advances to supplier	126,103		(53,738)	65,000
Accounts payable	29,785		41,727	3,447
Accrued expenses	6,838		(9,631)	(987)
Advances from customers	9,539
NET CASH USED IN OPERATING ACTIVITIES	(561,867)		(95,146)	(316,247)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from related party advances	38,000		31,366	128,561
Repayment of related party advances	42,380		983	119,487
Repayment of convertible debt	162,166
Proceeds from convertible debt	55,000		190,000	280,000
Repayment of loans payable	1,456
Proceeds from sale of common stock and subscription receivable	480,000		5,000	105,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	366,998		225,383	394,074
NET INCREASE IN CASH	(194,869)		130,237	77,827
CASH, beginning of year	208,064	$ 77,827	77,827
CASH, end of year	13,195		208,064	77,827
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for: Interest	35,466		175
Cash paid for: Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares deemed issued in recapitalization				195
Exchange of related party advances for accrued expenses and accounts payable				1,023
Common stock issued for subscription receivable				5,000
Common stock issued for convertible notes			10,000	270,000
Unearned common stock issued for services			101,995	26,513
Common stock issued for debt issuance costs			10,725
Increase in derivative liability and debt discount			73,236
Common stock issued for future services and reflected in prepaid expenses	24,000
Reclassification of derivative liability to equity	$ 13,728
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(204,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount to interest expense
Stock-based compensation		105,179
Gain on derivative liability
Stock-based interest expense for debt modification
Change in operating assets and liabilities:
Accounts receivable		812
Prepaid expenses and other current assets		(5,724)
Advances to supplier		(12,782)
Accounts payable		(685)
Accrued expenses		(6,288)
Advances from customers		9,654
NET CASH USED IN OPERATING ACTIVITIES		(78,599)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from related party advances
Repayment of related party advances		983
Repayment of convertible debt
Proceeds from convertible debt
Repayment of loans payable
Proceeds from sale of common stock and subscription receivable		5,000
NET CASH PROVIDED BY FINANCING ACTIVITIES		4,017
NET INCREASE IN CASH		(74,582)
CASH, beginning of year		77,827	$ 77,827
CASH, end of year		3,245		$ 77,827
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for: Interest		105
Cash paid for: Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Exchange of related party advances for accrued expenses and accounts payable		800
Common stock issued for future services and reflected in prepaid expenses		164,250
Reclassification of derivative liability to equity